CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 106,557,000	$ 71,330,000
Short-term investments	1,268,260,000	1,295,945,000
Accounts receivable	117,556,000	126,750,000
Other receivables, prepayments and deposits	$ 20,196,000	21,773,000
Amounts due from related parties		$ 10,415,000
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related parties	Related parties
Inventories	$ 40,840,000	$ 41,129,000
Total current assets	1,553,409,000	1,567,342,000
Property, plant and equipment	93,788,000	94,623,000
Investment in equity investees	11,020,000	10,865,000
Amounts due from related parties	$ 44,021,000	$ 41,381,000
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related parties	Related parties
Other non-current assets	$ 34,189,000	$ 38,886,000
Total assets	1,736,427,000	1,753,097,000
Current liabilities
Accounts payable	33,646,000	45,533,000
Other payables and accruals	197,627,000	208,892,000
Short-term bank borrowings	22,406,000	24,971,000
Deferred revenue	17,052,000	31,415,000
Other current liabilities	4,479,000	4,964,000
Total current liabilities	275,210,000	315,775,000
Long-term bank borrowings	72,102,000	68,189,000
Deferred revenue, non-current portion	10,578,000	20,132,000
Total liabilities	461,459,000	501,835,000
Commitments and contingencies
Company's shareholders' equity
Ordinary shares; $0.10 par value; 1,500,000,000 shares authorized; 872,335,120 and 872,327,620 shares issued at June 30, 2026 and December 31, 2025 respectively	87,234,000	87,233,000
Additional paid-in capital	1,539,439,000	1,533,868,000
Accumulated losses	(362,715,000)	(378,643,000)
Accumulated other comprehensive loss	(3,182,000)	(4,532,000)
Total Company's shareholders' equity	1,260,776,000	1,237,926,000
Non-controlling interests	14,192,000	13,336,000
Total shareholders' equity	1,274,968,000	1,251,262,000
Total liabilities and shareholders' equity	1,736,427,000	1,753,097,000
Related parties
Current liabilities
Other payables and accruals	1,967,000	1,918,000
Amounts due to related parties/Other non-current liabilities	5,687,000	6,325,000
Non-related Parties
Current liabilities
Amounts due to related parties/Other non-current liabilities	$ 97,882,000	$ 91,414,000